FAIR VALUE OF INVESTMENTS (Details) - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 596,745	$ 509,156
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	400,276	473,687
Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	33,752	26,146
Fortis Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	3,056	1,870
Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	159,661	7,453
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	437,084	501,703
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	400,276	473,687
Level 1 | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	33,752	26,146
Level 1 | Fortis Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	3,056	1,870
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	159,661	7,453
NAV | Common/Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	159,661	7,453
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	400,276	473,687
Total | Self-Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	33,752	26,146
Total | Fortis Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 3,056	$ 1,870